Revenues - Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 88,513	$ 62,340
Pre-operational costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	17,791	4,522
Offshore asset mobilization costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	55,081	57,818
Vessel repositioning costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 15,641	$ 0